PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) aircraft purchaseOption	Dec. 31, 2024 USD ($) aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft classified as right of use asset		181
Indirect existing debt | $	$ 687,015	$ 897,783
Indirect book value | $	$ 1,182,689	$ 1,734,431
Number of aircraft purchase	117
EMBRAER S.A.,
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	24
Number of purchase options | purchaseOption	50
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	78
Manufacturers price property, plant and equipment | $	$ 12,563,000
195-E2 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	24
Manufacturers price property, plant and equipment | $	$ 2,392,000
787 Dreamliner
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	15
Manufacturers price property, plant and equipment | $	$ 6,321,000
787 Dreamliner | AerCap Holdings N.V.
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	3
A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	78
A-320-Neo | CDB Aviation Lease Finance DAC
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	5
A-320-Neo | Wilmington Trust SP Services Limited
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	6
A-320-Neo | Oriental Leasing 63 Company Limited
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	3
A-321 XLR | Air Lease Corporation
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	5